Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2022
Entity File Number	0-22773
Entity Registrant Name	NETSOL TECHNOLOGIES, INC.
Entity Central Index Key	0001039280
Entity Tax Identification Number	95-4627685
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23975 PARK SORRENTO
Entity Address, Address Line Two	SUITE 250
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	(818)
Local Phone Number	222-9195
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	NTWK
Security Exchange Name	NASDAQ